Employees - Pensions and similar obligations - Statement of comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employees
Return on plan assets excluding interest income	€ 33	€ 52	€ 44
Actuarial gains / (losses) from demographic assumptions		3
Actuarial gains / (losses) from financial assumptions	66	23	(8)
Actuarial gains / (losses) from experience adjustments	(38)	(30)	(30)
Actuarial gains / (losses) form change in value of irrecoverable surplus	2	(1)	(1)
Total credit / (charge) recognised in other comprehensive income	€ 63	€ 47	€ 5